Financial risk management, Credit Risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	$ 404,013	$ 507,844
Less: Allowance for impairment	0	0
Credit Risk [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	404,013	507,842	$ 305,495
Less: Allowance for impairment	$ 0	0	0
Impairment on cash and cash equivalents measurement period	12 months
Credit Risk [Member] | Current (not past due) [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	$ 199,076	312,744	215,442
Credit Risk [Member] | Past Due 0 to 3 Months [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	68,653	86,920	55,277
Credit Risk [Member] | Past Due for More Than 3 Months [Member]
Trade receivables and contract assets [Abstract]
Trade receivables and contract asset	$ 136,284	$ 108,178	$ 34,776
Credit Risk [Member] | Bottom of Range [Member] | Past Due 0 to 3 Months [Member]
Credit Risk [Abstract]
Percentage of allowance matrix	0.30%	0.30%	0.30%
Credit Risk [Member] | Top of Range [Member] | Past Due 0 to 3 Months [Member]
Credit Risk [Abstract]
Percentage of allowance matrix	1.00%	1.00%	1.00%